OPERATING SEGMENTS - Segment Reporting Information, by Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 606,850	$ 420,675
Production costs	(329,810)	(245,111)
Depletion and depreciation	(106,157)	(98,719)
Cost of sales	(435,967)	(343,830)
Income from mine operations	170,883	76,845
Exploration, evaluation and reclamation expenses	(17,616)	(14,009)
Operating income (loss)	122,338	29,895
Income (loss) before income tax	86,129	8,090
Total assets	1,750,107	1,521,138
Non-current assets	850,445	788,019
Total liabilities	(616,153)	(515,162)
Operating segments | Marigold mine
Disclosure of operating segments [line items]
Revenue	315,320	250,341
Production costs	(183,782)	(143,380)
Depletion and depreciation	(52,291)	(56,748)
Cost of sales	(236,073)	(200,128)
Income from mine operations	79,247	50,213
Exploration, evaluation and reclamation expenses	(4,139)	(769)
Operating income (loss)	73,829	43,399
Income (loss) before income tax	58,269	26,239
Total assets	524,113	478,187
Non-current assets	249,962	235,242
Total liabilities	(119,413)	(79,210)
Operating segments | Seabee Gold Operation
Disclosure of operating segments [line items]
Revenue	146,141	115,655
Production costs	(48,470)	(46,054)
Depletion and depreciation	(36,368)	(38,818)
Cost of sales	(84,838)	(84,872)
Income from mine operations	61,303	30,783
Exploration, evaluation and reclamation expenses	(8,511)	(7,703)
Operating income (loss)	52,371	20,657
Income (loss) before income tax	40,851	20,204
Total assets	484,750	448,891
Non-current assets	310,578	321,802
Total liabilities	(97,131)	(93,017)
Operating segments | Puna Operations
Disclosure of operating segments [line items]
Revenue	145,389	54,679
Production costs	(97,558)	(55,677)
Depletion and depreciation	(17,498)	(3,153)
Cost of sales	(115,056)	(58,830)
Income from mine operations	30,333	(4,151)
Exploration, evaluation and reclamation expenses	(818)	919
Operating income (loss)	27,578	(8,457)
Income (loss) before income tax	12,652	(9,066)
Total assets	270,633	185,298
Non-current assets	155,049	121,890
Total liabilities	(70,676)	(62,243)
Operating segments | Exploration, evaluation and development properties
Disclosure of operating segments [line items]
Revenue	0	0
Production costs	0	0
Depletion and depreciation	0	0
Cost of sales	0	0
Income from mine operations	0	0
Exploration, evaluation and reclamation expenses	(3,501)	(2,857)
Operating income (loss)	(3,549)	(2,801)
Income (loss) before income tax	(2,937)	(2,751)
Total assets	115,191	71,830
Non-current assets	114,327	69,263
Total liabilities	(6,216)	(6,330)
Other reconciling items
Disclosure of operating segments [line items]
Revenue	0	0
Production costs	0	0
Depletion and depreciation	0	0
Cost of sales	0	0
Income from mine operations	0	0
Exploration, evaluation and reclamation expenses	(647)	(3,599)
Operating income (loss)	(27,891)	(22,903)
Income (loss) before income tax	(22,706)	(26,536)
Total assets	355,420	336,932
Non-current assets	20,529	39,822
Total liabilities	$ (322,717)	$ (274,362)